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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Trigran Investments, Inc.
                 -------------------------------
   Address:      630 Dundee Road, Suite 230
                 -------------------------------
                 Northbrook, IL 60062
                 -------------------------------

                 -------------------------------

Form 13F File Number: 028-11692
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Lawrence A. Oberman
         -------------------------------
Title:   Executive Vice President
         -------------------------------
Phone:   (847) 656-1640
         -------------------------------

Signature, Place, and Date of Signing:

       s/ Lawrence A. Oberman          Northbrook, IL        11/12/09
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 21
                                        --------------------

Form 13F Information Table Value Total: 155,877
                                        --------------------
                                            (thousands)

List of Other Included Managers: NONE

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
         COLUMN 1              COLUMN 2  COLUMN 3   COLUMN 4         COLUMN 5       COLUMN 6   COLUMN 7           COLUMN 8

                               TITLE OF              VALUE     SHRS OR  SH/  PUT/  INVESTMENT   OTHER         VOTING AUTHORITY
      NAME OF ISSUER            CLASS     CUSIP     (x$1000)   PRN AMT  PRN  CALL  DISCRETION  MANAGERS     SOLE     SHARED  NONE
      --------------            -----     -----     --------   -------  ---  ----  ----------  --------     ----     ------  ----
ACCELRYS INC                     COM    00430U103      1,568   270,327  SH            SOLE                 270,327     0      0
AMBASSADORS GROUP INC            COM    023177108     11,324   723,560  SH            SOLE                 723,560     0      0
AMBASSADORS GROUP INC            COM    023177108         63     4,000  SH            OTHER                  4,000     0      0
BALCHEM CORP                     COM    057665200     14,957   568,702  SH            SOLE                 568,702     0      0
BLACKBAUD INC                    COM    09227Q100      7,105   306,235  SH            SOLE                 306,235     0      0
DIVX INC                         COM    255413106        244    44,635  SH            SOLE                  44,635     0      0
DYNAMEX INC                      COM    26784F103     10,168   622,631  SH            SOLE                 622,631     0      0
LIQUIDITY SERVICES INC           COM    53635B107     14,319 1,387,545  SH            SOLE               1,387,545     0      0
NVE CORP                       COM NEW  629445206     16,171   304,199  SH            SOLE                 304,199     0      0
PURECYCLE CORP                 COM NEW  746228303      6,268 1,854,295  SH            SOLE               1,854,295     0      0
REPLIGEN CORP                    COM    759916109      1,768   352,881  SH            SOLE                 352,881     0      0
SCIENTIFIC LEARNING CORP         COM    808760102     18,323 5,132,555  SH            SOLE               5,132,555     0      0
SURMODICS INC                    COM    868873100     15,659   636,534  SH            SOLE                 636,534     0      0
SURMODICS INC                    COM    868873100        172     7,000  SH            OTHER                  7,000     0      0
TECHNE CORP                      COM    878377100      1,344    21,479  SH            SOLE                  21,479     0      0
UNIVERSAL TECHNICAL INST INC     COM    913915104     17,132   869,643  SH            SOLE                 869,643     0      0
UNIVERSAL TECHNICAL INST INC     COM    913915104        134     6,779  SH            OTHER                  6,779     0      0
WEBSENSE INC                     COM    947684106     16,215   965,185  SH            SOLE                 965,185     0      0
WEBSENSE INC                     COM    947684106        121     7,200  SH            OTHER                  7,200     0      0
X-RITE INC                       COM    983857103      2,791 1,388,481  SH            SOLE               1,388,481     0      0
X-RITE INC                       COM    983857103         31    15,500  SH            OTHER                 15,500     0      0